Commitments (Details) € in Thousands, $ in Thousands		12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 EUR (€)
Commitments [Line Items]
Commitments to acquire property, plant and equipment		$ 0				€ 0
Commitments to acquire additional intangible assets		$ 0
Contractual period		6 months
Efgartigimod
Commitments [Line Items]
Outstanding commitment		$ 419,000
Contractual obligations		13,300
Onco Verity Inc. Joint Venture
Commitments [Line Items]
Contractual capital commitments		$ 13,000
Halozyme | Global Collaboration and License Agreement
Commitments [Line Items]
Payment for each future target	$ 12,500
Future milestone payments	160,000
Payment for additional milestones	$ 40,000
Development milestone payment					$ 10,000
Phase 1 milestone payment			$ 5,000		$ 5,000
Phase 3 milestone payment				$ 15,000